Note 16 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,
	2021	2020
	($)	($)
Management Fees	177,630	249,945
Director and Officer Fees	320,109	470,634
Share-based compensation	1,267,154	822,871
Total	1,764,893	1,543,450